PROPERTY, PLANT AND EQUIPMENT - Balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 1,097,773,572	$ 872,388,811	$ 798,221,259	$ 716,379,127
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	128,215,798	96,126,388	49,169,567	56,280,594
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	123,895,947	115,737,432	104,906,878	101,286,107
Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	282,725,078	225,632,198	220,452,589	203,343,125
Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	278,535,376	214,975,672	194,082,859	169,651,555
IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	10,659,603	9,422,508	7,735,547	5,613,217
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	84,036	69,034	80,186	113,289
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	35,119,094	33,291,355	20,595,993	23,653,975
Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	175,569,044	128,351,543	$ 144,297,623	$ 114,153,544
Bottles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	52,405,316	43,683,655
Marketing and promotional assets (market assets)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	87,694,964	72,164,433
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	35,468,764	12,503,455
Gross asset
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	2,477,822,519	1,963,420,596
Gross asset | Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	128,215,798	96,126,388
Gross asset | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	123,895,947	115,737,432
Gross asset | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	436,959,682	356,340,587
Gross asset | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	883,485,697	709,047,901
Gross asset | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	38,690,860	35,069,078
Gross asset | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	79,376,966	43,914,423
Gross asset | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	93,948,092	81,294,395
Gross asset | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	417,335	420,586
Gross asset | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	101,789,265	100,265,151
Gross asset | Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	591,042,877	425,204,655
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(1,380,048,947)	(1,091,031,785)
Accumulated depreciation | Buildings
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(154,234,604)	(130,708,389)
Accumulated depreciation | Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(604,950,321)	(494,072,229)
Accumulated depreciation | IT Equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(28,031,257)	(25,646,570)
Accumulated depreciation | Fixed installations and accessories
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(51,636,433)	(28,383,356)
Accumulated depreciation | Vehicles
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(58,719,029)	(48,042,781)
Accumulated depreciation | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(333,299)	(351,552)
Accumulated depreciation | Rights of use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	(66,670,171)	(66,973,796)
Accumulated depreciation | Other properties, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ (415,473,833)	$ (296,853,112)